Revenues and Cost of Services - (Details 1) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Revenues and Cost of Services [Abstract]
Transaction Revenues	$ 377,903	$ 249,072	$ 693,226	$ 463,373
Other revenue	14,917	4,734	30,003	7,192
Finance Income from Payment Processing	6,844	2,652	12,297	2,652
Revenue	399,664	256,458	735,526	473,217
Cost of sales	(272,514)	(157,573)	(489,692)	(289,453)
Gross profit	127,150	98,885	245,834	183,764
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other revenue	14,917	4,734	30,003	7,192
Finance Income from Payment Processing	$ 6,844	$ 2,652	$ 12,297	$ 2,652